Segment Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Information (Textuals) [Abstract]
Revenues by customer	$ 8,414	$ 9,964	$ 10,441
Bank Of Nova Scotia [Member]
Segment Information (Textuals) [Abstract]
Revenues by customer	1,787	802	1,143
Percentage of sales by customer	23.00%	9.00%	13.00%
Royal Bank Of Scotland [Member]
Segment Information (Textuals) [Abstract]
Revenues by customer	0	1,449	2,048
Percentage of sales by customer	0.00%	16.00%	23.00%
Barclays [Member]
Segment Information (Textuals) [Abstract]
Revenues by customer	$ 1,338	$ 1,022
Percentage of sales by customer	17.00%	11.00%